Note 11 - INCOME TAXES (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Note 11 - Income Taxes Details 2
Tax provision at statutory rate	$ 6,631	$ 191	$ 9,608
Foreign income taxed at different rate	695	1,350	881
Expenses not deductible for tax purpose Impairment of goodwill not deductible for tax	169	7,532,637	1,684
Written-off deferred tax assets arising from liquidation of a subsidiary		3,633
Reversal of valuation allowance arising from liquidation of a subsidiary		(3,633)
Utilization of prior year tax losses			(6,186)
Changes in valuation allowance	466	(291)	2,473
Written-off deferred tax	184		215
Tax exempt on income	(26)	(1,453)	(2,583)
Difference due to effect of tax holidays			(583)
Unrecognized tax benefits	34	1,026	354
Deferred tax liability arising from undistributed earnings	429	193	578
Effect of temporary tax rate changes on deferred tax assets	408	862
Return to provision adjustment	(8)
Others	(607)	(702)
Total tax income for the year	$ 8,383	$ 4,566	$ 6,441